Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories	As of December 31, 2024 and 2023, inventories consisted of the following.
	2024	2023

Purchased goods	$171,227	$236,739
Less: reserve for obsolete inventories	(16,756)	(17,234)
Total	$154,471	$219,505